Revenue - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues [Abstract]
Contract liabilities	[1]	$ 1,404		$ 1,404		$ 1,498
Revenues relating to contract liabilities outstanding		161	$ 122	315	$ 268
Transaction price allocated to remaining performance obligations		$ 2,200		$ 2,200
Percentage of revenue recognized on remaining performance obligation		40.00%	84.00%	40.00%	84.00%
Revenue over the remaining lives of the contracts				12 months
Revenue over the lives of the contracts, thereafter				36 months

[1]	Contract liabilities include $822 million and $926 million at June 30, 2018 and December 31, 2017, respectively, for future rents related to buy-back agreements.